Short-term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Borrowings
Note 8:	Short-term Borrowings

Short-term borrowings include securities sold under agreements to repurchase totaling $12,040,610 and $6,517,750 at December 31, 2012 and 2011, respectively.

Securities sold under agreements to repurchase consist of obligations of the Company to other parties.  The obligations are secured by investments and such collateral is held by the Company.  The maximum amount of outstanding agreements at any month end during 2012 and 2011 totaled $23,463,685 and $6,517,750, respectively, and the monthly average of such agreements totaled $6,366,508 and $4,541,552 for 2012 and 2011, respectively.  The agreements at December 31, 2012, are all for overnight borrowings.

Also included in short-term borrowings are overnight advances with the Federal Home Loan Bank (FHLB) of which $700,000 and $0 had been extended as of December 31, 2012 and 2011, respectively.  The advances mature in 2013 and are secured by mortgage loans totaling $28,758,638 at December 31, 2012.  Advances, at an interest rate of 0.30% are subject to restrictions or penalties in the event of prepayment.